Share Capital - Summary of Outstanding Share Price Warrants (Detail) - $ / shares	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure Of Outstanding Warrants Per Category Of Warrant Holders [Abstract]
Outstanding beginning balance, shares	139,284
Warrants expired, shares	(139,284)
Warrants issued	250,000	250,000
Outstanding ending balance, shares	250,000	139,284
Weighted average exercise price, Beginning balance	$ 1.20
Weighted average exercise price, Warrants expired	1.20
Warrants issued	0.30	$ 0.30
Weighted average exercise price, ending balance	$ 0.30	$ 1.20
Expiry Date		Mar. 07, 2022